United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant's Telephone Number)

Karen Gilomen, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1 – September 30, 2018

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

September 30, 2018 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-98.4%
CONSUMER DISCRETIONARY-6.9%
	Apparel Retail-1.9%
40,000	Foot Locker, Inc.	$2,039,200

	Apparel, Accessories & Luxury Goods-0.6%
6,978	Carter's, Inc.	688,031

	Auto Parts & Equipment-1.1%
22,026	Veoneer, Inc.(1)	1,212,972

	Automotive Retail-1.9%
24,685	Lithia Motors, Inc., Class A	2,015,777

	Casinos & Gaming-0.3%
10,234	Boyd Gaming Corp.	346,421

	Home Furnishing & Retail-1.1%
32,966	Sleep Number Corp.(1)	1,212,490

TOTAL CONSUMER DISCRETIONARY		7,514,891

CONSUMER STAPLES-1.4%
	Packaged Foods & Meats-1.4%
23,989	Freshpet, Inc.(1)	880,396
30,000	Simply Good Foods Co.(1)	583,500
		1,463,896
TOTAL CONSUMER STAPLES		1,463,896

FINANCIALS-14.4%
	Asset Management & Custody Banks-0.6%
61,132	Victory Capital Holdings, Inc., Class A(1)	583,199

	Insurance Brokers-0.8%
13,914	Health Insurance Innovations, Inc., Class A(1)	857,798

	Investment Banking & Brokerage-2.5%
50,647	Stifel Financial Corp.	2,596,165

	Life & Health Insurance-1.2%
34,337	Trupanion, Inc.(1)	1,226,861

	Regional Banks-9.3%
30,627	BancorpSouth Bank	1,001,503
16,169	Banner Corp.	1,005,227
19,913	Cadence BanCorp	520,128
8,200	CenterState Bank Corp.	230,010
33,762	First Bancorp/Southern Pines, NC	1,367,699
20,474	Franklin Financial Network, Inc.(1)	800,533
34,078	Fulton Financial Corp.	567,399

Shares/Principal Amount		Value
12,365	Great Western Bancorp, Inc.	$521,679
52,504	Old National Bancorp	1,013,327
11,747	South State Corp.	963,254
11,301	Texas Capital Bancshares, Inc.(1)	934,028
28,160	Trustmark Corp.	947,584
		9,872,371
TOTAL FINANCIALS		15,136,394

HEALTH CARE-18.7%
	Biotechnology-1.2%
44,772	CareDx, Inc.(1)	1,291,672

	Health Care Equipment-4.1%
33,228	Hill-Rom Holdings, Inc.	3,136,723
17,206	Integra LifeSciences Holdings Corp.(1)	1,133,359
		4,270,082
	Health Care Supplies-2.1%
30,666	Neogen Corp.(1)	2,193,539

	Health Care Technology-5.0%
256,288	Allscripts Healthcare Solutions, Inc.(1)	3,652,104
4,860	athenahealth, Inc.(1)	649,296
10,935	Teladoc Health, Inc.(1)	944,237
		5,245,637
	Life Sciences Tools & Services-6.3%
14,284	Charles River Laboratories International, Inc.(1)	1,921,769
16,787	ICON PLC(1)	2,581,001
42,935	Syneos Health, Inc.(1)	2,213,299
		6,716,069
TOTAL HEALTH CARE		19,716,999

INDUSTRIALS-31.6%
	Aerospace & Defense-6.4%
62,330	Hexcel Corp.	4,179,227
29,246	Moog, Inc., Class A	2,514,279
		6,693,506
	Air Freight & Logistics-4.1%
50,363	Atlas Air Worldwide Holdings, Inc.(1)	3,210,641
16,082	Forward Air Corp.	1,153,079
		4,363,720
	Airlines-1.8%
14,650	Allegiant Travel Co.	1,857,620

	Building Products-4.5%
44,987	AAON, Inc.	1,700,509
14,065	Lennox International, Inc.	3,071,796
		4,772,305
	Construction & Engineering-3.1%
99,774	Quanta Services, Inc.(1)	3,330,456

	Construction Machinery & Heavy Trucks-4.0%
283,998	Spartan Motors, Inc.	4,188,971

Shares/Principal Amount		Value
	Diversified Support Services-1.0%
5,861	UniFirst Corp.	$1,017,763

	Industrial Machinery-0.8%
10,066	Watts Water Technologies, Inc., Class A	835,478

	Security & Alarm Services-0.9%
104,984	ADT, Inc.	985,800

	Trading Companies & Distributors-1.3%
8,723	United Rentals, Inc.(1)	1,427,083

	Trucking-3.7%
76,296	Daseke, Inc.(1)	611,894
31,903	Knight-Swift Transportation Holdings, Inc.	1,100,015
20,528	Ryder System, Inc.	1,499,981
20,597	Werner Enterprises, Inc.	728,104
		3,939,994
TOTAL INDUSTRIALS		33,412,696

INFORMATION TECHNOLOGY-22.6%
	Application Software-2.3%
45,664	Cloudera, Inc.(1)	805,970
34,277	Hortonworks, Inc.(1)	781,858
32,601	LivePerson, Inc.(1)	845,996
		2,433,824
	Data Processing & Outsourced Services-1.3%
58,588	I3 Verticals, Inc., Class A(1)	1,346,352

	Electronic Equipment & Instruments-1.3%
17,549	OSI Systems, Inc.(1)	1,339,164

	Internet Software & Services-1.0%
67,622	Quotient Technology, Inc.(1)	1,048,141

	Semiconductors-6.8%
238,058	Cypress Semiconductor Corp.	3,449,460
78,985	Integrated Device Technology, Inc.(1)	3,713,085
		7,162,545
	Systems Software-4.9%
70,650	FireEye, Inc.(1)	1,201,050
14,993	Qualys, Inc.(1)	1,335,876
47,362	Rapid7, Inc.(1)	1,748,605
7,929	Tableau Software, Inc., Class A(1)	885,987
		5,171,518
	Technology Distributors-0.7%
9,232	SYNNEX Corp.	781,950

	Technology Hardware, Storage & Peripherals-4.3%
176,946	Pure Storage, Inc., Class A(1)	4,591,749
TOTAL INFORMATION TECHNOLOGY		23,875,243

Shares/Principal Amount		Value
MATERIALS-2.8%
	Fertilizers & Agricultural Chemicals-1.8%
23,631	Scotts Miracle-Gro Co.	$1,860,469

	Forest Products-1.0%
40,500	Louisiana-Pacific Corp.	1,072,845
TOTAL MATERIALS		2,933,314

TOTAL COMMON STOCKS
(Cost 68,555,129)		104,053,433

EXCHANGE TRADED FUNDS-1.3%
15,222	iShares Core S&P Small-Cap ETF	1,327,967

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,281,761)		1,327,967

SHORT TERM INVESTMENTS-0.2%
	Mutual Funds-0.2%
265,791	Federated Government Obligations Fund 7-Day Yield 1.939% (at net asset value)	265,791

TOTAL SHORT TERM INVESTMENTS
(Cost $265,791)		265,791

TOTAL INVESTMENTS-99.9%
(Cost $70,102,681)		105,647,191
OTHER ASSETS AND LIABILITIES-NET(2)-0.1%		89,861
NET ASSETS-100.0%		$105,737,052

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

September 30, 2018 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-92.8%
CONSUMER DISCRETIONARY-13.0%
	Auto Parts & Equipment-1.8%
40,000	Aptiv PLC	$3,356,000
58,000	Magna International, Inc.	3,046,740
		6,402,740
	General Merchandise Stores-0.9%
39,000	Dollar Tree, Inc.(1)	3,180,450

	Home Improvement Retail-2.0%
34,000	Home Depot, Inc.	7,043,100

	Internet & Direct Marketing Retail-5.3%
9,300	Amazon.com, Inc.(1)	18,627,900

	Movies & Entertainment-1.3%
40,000	Walt Disney Co.	4,677,600

	Restaurants-1.7%
100,000	Restaurant Brands International, Inc.	5,928,000

TOTAL CONSUMER DISCRETIONARY		45,859,790

CONSUMER STAPLES-3.1%
	Distillers & Vintners-2.2%
36,000	Constellation Brands, Inc., Class A	7,762,320

	Packaged Foods & Meats-0.9%
75,000	Mondelez International, Inc., Class A	3,222,000

TOTAL CONSUMER STAPLES		10,984,320

ENERGY-4.4%
	Oil & Gas Exploration & Production-4.4%
65,000	Continental Resources, Inc.(1)	4,438,200
45,000	Diamondback Energy, Inc.	6,083,550
40,000	EOG Resources, Inc.	5,102,800
		15,624,550
TOTAL ENERGY		15,624,550

FINANCIALS-10.1%
	Asset Management & Custody Banks-2.2%
16,450	BlackRock, Inc.	7,753,378

	Consumer Finance-1.6%
59,700	Capital One Financial Corp.	5,667,321

	Diversified Banks-1.9%
125,000	Wells Fargo & Co.	6,570,000

Shares/Principal Amount		Value
	Investment Banking & Brokerage-1.3%
100,000	Morgan Stanley	$4,657,000

	Property & Casualty Insurance-1.7%
44,000	Chubb, Ltd.	5,880,160

	Regional Banks-1.4%
100,000	BB&T Corp.	4,854,000

TOTAL FINANCIALS		35,381,859

HEALTH CARE-18.1%
	Biotechnology-2.9%
35,000	Amgen, Inc.	7,255,150
36,000	Celgene Corp.(1)	3,221,640
		10,476,790
	Health Care Equipment-2.3%
110,000	Abbott Laboratories	8,069,600

	Life Sciences Tools & Services-3.7%
62,500	Iqvia Holdings, Inc.(1)	8,108,750
21,000	Thermo Fisher Scientific, Inc.	5,125,680
		13,234,430
	Managed Health Care-3.8%
50,000	UnitedHealth Group, Inc.	13,302,000

	Pharmaceuticals-5.4%
28,250	Johnson & Johnson	3,903,302
57,000	Merck & Co., Inc.	4,043,580
125,000	Zoetis, Inc.	11,445,000
		19,391,882
TOTAL HEALTH CARE		64,474,702

INDUSTRIALS-13.7%
	Aerospace & Defense-5.5%
12,100	Boeing Co.	4,499,990
49,300	Raytheon Co.	10,188,338
49,000	Spirit AeroSystems Holdings, Inc., Class A	4,491,830
		19,180,158
	Air Freight & Logistics-2.6%
38,000	FedEx Corp.	9,150,020

	Construction Machinery & Heavy Equipment-1.0%
24,000	Caterpillar, Inc.	3,659,760

	Electrical Components & Equipment-1.5%
70,426	Emerson Electric Co.	5,393,223

	Industrial Conglomerates-1.2%
25,000	Honeywell International, Inc.	4,160,000

	Industrial Machinery-0.9%
40,000	Xylem, Inc.	3,194,800

Shares/Principal Amount		Value
	Trucking-1.0%
100,000	Knight-Swift Transportation Holdings, Inc.	$3,448,000
TOTAL INDUSTRIALS		48,185,961

INFORMATION TECHNOLOGY-27.9%
	Application Software-5.3%
20,000	Adobe Systems, Inc.(1)	5,399,000
63,000	salesforce.com, Inc.(1)	10,018,890
30,000	SAP SE, Sponsored ADR	3,690,000
		19,107,890
	Communications Equipment-4.5%
70,000	Apple, Inc.	15,801,800

	Data Processing & Outsourced Services-5.5%
38,600	Mastercard, Inc., Class A	8,592,746
42,000	PayPal Holdings, Inc.(1)	3,689,280
75,000	Worldpay, Inc., Class A(1)	7,595,250
		19,877,276
	Internet Software & Services-4.6%
6,000	Alphabet, Inc., Class A(1)	7,242,480
3,016	Alphabet, Inc., Class C(1)	3,599,506
33,500	Facebook, Inc., Class A(1)	5,509,410
		16,351,396
	IT Consulting & Other Services-0.9%
35,000	DXC Technology Co.	3,273,200

	Semiconductors-3.7%
31,211	Broadcom, Ltd.	7,700,690
58,000	Skyworks Solutions, Inc.	5,261,180
		12,961,870
	Systems Software-3.4%
50,000	Microsoft Corp.	5,718,500
123,000	Oracle Corp.	6,341,880
		12,060,380
TOTAL INFORMATION TECHNOLOGY		99,433,812

MATERIALS-2.5%
	Fertilizers & Agricultural Chemicals-1.1%
45,000	FMC Corp.	3,923,100

	Specialty Chemicals-1.4%
45,000	PPG Industries, Inc.	4,910,850

TOTAL MATERIALS		8,833,950

TOTAL COMMON STOCKS
(Cost 174,256,340)		328,778,944

EXCHANGE TRADED FUNDS-2.0%
161,500	SPDR® S&P® Oil & Gas Exploration & Production ETF	6,991,335

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,847,868)		6,991,335

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-5.7%
	Mutual Funds-5.7%
20,015,696	Federated Government Obligations Fund 7-Day Yield 1.939% (at net asset value)	$20,015,696

TOTAL SHORT TERM INVESTMENTS
(Cost $20,015,696)		20,015,696

TOTAL INVESTMENTS-100.5%
(Cost $200,119,904)		355,785,975
OTHER ASSETS AND LIABILITIES-NET(2)-(0.5)%		(1,848,431)
NET ASSETS-100.0%		$353,937,544

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2018 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-64.6%
CONSUMER DISCRETIONARY-3.3%
	Auto Parts & Equipment-0.9%
20,000	Magna International, Inc.	$1,050,600

	Automobile Manufacturers-0.6%
80,000	Ford Motor Co.	740,000

	Casino & Gaming-0.8%
16,000	Las Vegas Sands Corp.	949,280

	Restaurants-1.0%
20,000	Restaurant Brands International, Inc.	1,185,600

TOTAL CONSUMER DISCRETIONARY		3,925,480

CONSUMER STAPLES-3.9%
	Household Products-1.0%
13,500	Procter & Gamble Co.	1,123,605

	Soft Drinks-2.4%
20,000	Coca-Cola Co.	923,800
16,000	PepsiCo, Inc.	1,788,800
		2,712,600
	Tobacco-0.5%
10,000	Altria Group, Inc.	603,100

TOTAL CONSUMER STAPLES		4,439,305

ENERGY-5.6%
	Integrated Oil & Gas-5.6%
28,100	Chevron Corp.	3,436,068
7,650	Occidental Petroleum Corp.	628,601
35,000	TOTAL SA Sponsored ADR	2,253,650
		6,318,319
TOTAL ENERGY		6,318,319

FINANCIALS-10.7%
	Consumer Finance-2.3%
35,000	Discover Financial Services	2,675,750

	Diversified Banks-2.3%
7,500	JPMorgan Chase & Co.	846,300
34,000	US Bancorp	1,795,540
		2,641,840
	Insurance Brokers-1.8%
27,000	Arthur J Gallagher & Co.	2,009,880

	Property & Casualty Insurance-1.5%
13,000	Chubb, Ltd.	1,737,320

Shares/Principal Amount		Value
	Regional Banks-2.8%
43,000	BB&T Corp.	$2,087,220
8,000	PNC Financial Services Group, Inc.	1,089,520
		3,176,740
TOTAL FINANCIALS		12,241,530

HEALTH CARE-11.7%
	Biotechnology-3.8%
25,000	AbbVie, Inc.	2,364,500
9,500	Amgen, Inc.	1,969,255
		4,333,755
	Health Care Equipment-1.7%
20,000	Medtronic PLC	1,967,400

	Health Care Services-0.7%
10,000	CVS Health Corp.	787,200

	Pharmaceuticals-5.5%
30,000	Bristol-Myers Squibb Co.	1,862,400
25,000	Merck & Co., Inc.	1,773,500
60,000	Pfizer, Inc.	2,644,200
		6,280,100
TOTAL HEALTH CARE		13,368,455

INDUSTRIALS-9.5%
	Aerospace & Defense-3.9%
3,000	Boeing Co.	1,115,700
7,600	Lockheed Martin Corp.	2,629,296
4,500	United Technologies Corp.	629,145
		4,374,141
	Air Freight & Logistics-1.5%
15,000	United Parcel Service, Inc., Class B	1,751,250

	Airlines-1.0%
20,000	Delta Air Lines, Inc.	1,156,600

	Electrical Components & Equipment-2.2%
18,500	Eaton Corp. PLC	1,604,505
11,689	Emerson Electric Co.	895,144
		2,499,649
	Industrial Conglomerates-0.9%
6,000	Honeywell International, Inc.	998,400
TOTAL INDUSTRIALS		10,780,040

INFORMATION TECHNOLOGY-12.4%
	Communications Equipment-7.2%
26,000	Apple, Inc.	5,869,240
50,000	Cisco Systems, Inc.	2,432,500
		8,301,740
	IT Consulting & Other Services-1.4%
23,000	Leidos Holdings, Inc.	1,590,680

	Semiconductors-3.8%
150,000	Cypress Semiconductor Corp.	2,173,500

Shares/Principal Amount		Value
20,000	Texas Instruments, Inc.	$2,145,800
		4,319,300
TOTAL INFORMATION TECHNOLOGY		14,211,720

MATERIALS-2.1%
	Chemicals-2.1%
36,666	DowDuPont, Inc.	2,357,990

TOTAL MATERIALS		2,357,990

REAL ESTATE-2.1%
	Industrial REITS-0.8%
13,000	Prologis, Inc. REIT	881,270

	Specialized REITS-1.3%
18,500	CubeSmart REIT	527,805
7,800	Digital Realty Trust, Inc. REIT	877,344
		1,405,149
TOTAL REAL ESTATE		2,286,419

TELECOMMUNICATION SERVICES-1.6%
	Integrated Telecommunication Services-1.6%
25,000	AT&T, Inc.	839,500
20,000	Verizon Communications, Inc.	1,067,800
		1,907,300
TOTAL TELECOMMUNICATION SERVICES		1,907,300

UTILITIES-1.7%
	Electric Utilities-0.9%
13,025	Duke Energy Corp.	1,042,261

	Multi-Utilities-0.8%
13,250	Dominion Energy, Inc.	931,210
TOTAL UTILITIES		1,973,471

TOTAL COMMON STOCKS
(Cost 50,446,934)		73,810,029

CORPORATE BONDS-15.4%
	Banks-0.9%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	983,034

	Communications Equipment-0.9%
1,000,000	Apple, Inc., 3M US L + 1.13%, 2/23/2021(1)	1,026,490

	Consumer Finance-0.4%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(1)	503,185

	Diversified Chemicals-0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	975,482

Shares/Principal Amount		Value
	Industrial Gases-0.7%
$835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	$828,744

	Integrated Telecommunication Services-1.8%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	985,470
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	1,021,604
		2,007,074
	Internet Software & Services-1.8%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,021,025

	Investment Banking & Brokerage-0.9%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.60%, 11/29/2023(1)	1,042,121

	Life Sciences Tools & Services-0.4%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	491,758

	Oil & Gas Exploration & Production-0.4%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	491,220

	Packaged Foods & Meats-0.4%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	485,220

	Pharmaceuticals-2.2%
1,000,000	Allergan Funding SCS, Sr. Unsecured Notes, 3.450%, 3/15/2022	994,443
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	500,285
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	983,447
		2,478,175
	Real Estate-0.6%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	725,227

	Regional Banks-2.1%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	484,158

Shares/Principal Amount		Value
$1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	$1,002,521
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	970,108
		2,456,787
	Software & Services-1.0%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	395,721
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	743,873
		1,139,594
TOTAL CORPORATE BONDS
(Cost $17,914,391)		17,655,136

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-5.8%
	Federal Home Loan Mortgage Corp.-3.0%
697,482	Series 2015-4517, Class PC, 2.500%, 5/15/2044	666,500
1,013,128	Series 2017-4665, Class JA, 4.000%, 12/15/2042	1,019,869
1,717,619	Series 2017-4694, Class DA, 3.500%, 6/15/2042	1,705,785
		3,392,154

	Federal National Mortgage Association-1.9%
723,314	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	734,923
247,570	Series 2012-100, Class NA, 2.000%, 11/25/2041, REMIC	236,856
493,775	Series 2012-54, Class WA, 3.000%, 4/25/2032, REMIC	484,264
485,549	Series 2013-72, Class HG, 3.000%, 4/25/2033, REMIC	479,003
318,812	Series 2013-9, Class KB, 2.500%, 12/25/2042, REMIC	302,497
		2,237,543

	Government National Mortgage Association-0.9%
426,546	Series 2012-84, Class TA, 2.500%, 3/20/2042	407,124
642,327	Series 2013-88, Class LV, 2.500%, 9/16/2026	625,119
		1,032,243

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,964,918)		6,661,940

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-5.3%
	Commercial Mortgage-Backed Securities-1.8%
$1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	$1,508,015
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	493,866
		2,001,881
	Federal Home Loan Mortgage Corp.-0.6%
267,757	Pool G18527, 3.000%, 10/1/2029	265,300
431,000	3.100%, 3/29/2023	425,659
		690,959
	Federal National Mortgage Association-1.3%
445,760	Pool AM3301, 2.350%, 5/1/2023	430,297
403,127	Pool MA1449, 3.000%, 5/1/2028	400,391
654,581	Pool AM6756, 3.570%, 10/1/2029	649,129
		1,479,817
	Small Business Administration Pools-1.6%
978,704	PRIME - 2.50%, 1/25/2042(1)	982,203
875,560	PRIME - 2.60%, 7/25/2042(1)	874,900
		1,857,103
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $6,139,114)		6,029,760

U.S. GOVERNMENT AGENCY SECURITIES-2.9%
	Federal Farm Credit Banks-2.5%
2,000,000	2.450%, 11/29/2023	1,922,764
1,000,000	2.350%, 9/11/2024	947,877
		2,870,641
	Federal Home Loan Banks-0.4%
450,000	5.250%, 6/10/2022	485,867

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $3,446,615)		3,356,508

TAXABLE MUNICIPAL BONDS-4.3%
	Alaska-0.4%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	516,930

	Colorado-0.1%
140,000	Colorado State Housing and Finance Authority Revenue Bonds, Series A-1, 3.900%, 10/1/2032	137,563

	Florida-0.7%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	313,159

Shares/Principal Amount		Value
$425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	$470,330
		783,489
	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	200,808

	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	285,973

	Ohio-0.6%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	647,873

	Pennsylvania-1.1%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	529,060
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	250,010
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	535,225
		1,314,295
	Virginia-0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	517,050

	Wisconsin-0.5%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	520,415

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $4,768,207)		4,924,396

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-1.6%
	Mutual Funds-1.6%
1,790,722	Federated Government Obligations Fund 7-Day Yield 1.939% (at net asset value)	$1,790,722

TOTAL SHORT TERM INVESTMENTS
(Cost $1,790,722)		1,790,722

TOTAL INVESTMENTS-99.9%
(Cost $91,470,901)		114,228,491
OTHER ASSETS AND LIABILITIES-NET(2)-0.1%		130,272
NET ASSETS-100.0%		$114,358,763

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of September 30, 2018 was 2.40%

PRIME - US Prime Rate as of September 30, 2018 was 5.25%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2018 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-62.6%
	Federal Home Loan Mortgage Corp.-21.0%
$1,623,091	Series 2012-276, Class 25, 2.500%, 9/15/2042	$1,513,077
1,182,036	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	1,133,324
529,717	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	514,642
2,461,571	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	2,392,083
3,990,651	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	3,747,844
2,439,784	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	2,335,690
2,306,009	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	2,185,920
1,592,530	Series 2013-4187, Class CA, 2.000%, 4/15/2033, REMIC	1,493,053
1,280,910	Series 2013-4204, Class AD, 1.500%, 8/15/2042, REMIC	1,201,164
1,210,705	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	1,190,992
502,125	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	484,311
834,220	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	820,482
1,259,068	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	1,212,135
417,773	Series 2015-4487, Class DA, 2.500%, 1/15/2045, REMIC	384,448
1,860,734	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	1,776,541
3,671,217	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	3,577,349
1,654,021	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	1,544,365
873,140	Series 2016-4616, Class HP, 3.000%, 9/15/2046, REMIC	845,490
4,612,221	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	4,357,679
3,706,292	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	3,671,215
1,563,286	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	1,548,098
3,945,302	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	3,920,637
3,322,222	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	3,373,480

Shares/Principal Amount		Value
$3,866,845	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	$3,904,046
		49,128,065

	Federal National Mortgage Association-29.8%
690,026	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	701,101
1,138,790	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	1,121,184
2,026,048	Series 2003-W18, Class 2A, 4.021%, 6/25/2043, REMIC (1)	2,100,957
2,269,964	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	2,162,137
1,689,554	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	1,637,614
542,483	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	517,931
2,169,700	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	1,986,177
3,757,597	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	3,712,342
459,811	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	430,406
4,610,619	Series 2012-134, Class AE, 1.750%, 7/25/2040, REMIC	4,361,795
2,538,965	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	2,347,042
1,783,651	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	1,689,174
1,594,224	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	1,498,562
639,651	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	591,277
1,376,067	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	1,344,869
1,981,892	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	1,875,695
2,346,745	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	2,329,545
2,400,703	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	2,269,214
1,658,717	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	1,566,752
1,859,490	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	1,817,532
290,081	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	254,920
1,783,058	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	1,789,470
823,259	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	786,149
740,794	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	716,657
493,873	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	461,353
3,233,629	Series 2015-42, Class CA, 3.000%, 3/25/2044, REMIC	3,139,890

Shares/Principal Amount		Value
$3,418,402	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	$3,284,770
1,527,382	Series 2016-29, Class PC, 2.000%, 8/25/2045, REMIC	1,437,966
4,329,427	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	4,202,221
3,483,285	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	3,266,918
2,641,770	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	2,629,728
2,270,647	Series 2017-31, Class GA, 3.000%, 3/25/2044, REMIC	2,223,391
4,724,924	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	4,645,936
4,811,128	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	4,705,494
		69,606,169

	Government National Mortgage Association-10.1%
4,157,952	Series 2005-26, Class ZA, 5.500%, 1/20/2035	4,467,546
540,661	Series 2011-11, Class PC, 2.000%, 4/20/2040	524,145
565,917	Series 2012-48, Class MA, 2.500%, 4/16/2042	541,211
638,820	Series 2012-50, Class ED, 2.250%, 8/20/2040	607,731
1,742,578	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,574,546
6,738,385	Series 2016-154, Class UP, 3.000%, 5/20/2045	6,579,283
1,287,073	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,259,172
2,882,951	Series 2016-55, Class JA, 3.500%, 4/20/2046	2,816,318
5,486,310	Series 2016-77, Class MB, 2.000%, 9/20/2045	5,142,789
		23,512,741

	United States Small Business Administration-1.7%
2,046,409	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,984,945
2,175,792	Series 2016-20I, Class 1, 2.030%, 9/1/2036	2,013,251
		3,998,196

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $153,202,383)		146,245,171

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-11.3%
	Federal Home Loan Mortgage Corp.-0.5%
311,777	Pool C91349, 4.500%, 12/1/2030	323,819
796,856	Pool C91361, 4.000%, 3/1/2031	811,250
		1,135,069

Shares/Principal Amount		Value
	Federal National Mortgage Association-6.9%
$2,967,258	Pool MA0641, 4.000%, 2/1/2031	$3,020,952
1,275,204	Pool MA0695, 4.000%, 4/1/2031	1,298,295
774,406	Pool MA0756, 4.000%, 6/1/2031	788,431
2,097,022	Pool MA0818, 4.000%, 8/1/2031	2,135,001
2,506,615	Pool MA1459, 3.000%, 6/1/2033	2,464,804
2,947,291	Pool AL5169, 4.000%, 4/1/2034	3,011,568
2,277,420	Pool 995026, 6.000%, 9/1/2036	2,509,624
224,986	Pool AI7929, 4.000%, 8/1/2041	227,545
677,551	Pool AL6620, 4.500%, 8/1/2042	707,599
		16,163,819
	Government National Mortgage Association-3.9%
2,483,702	Pool A09704, 3.000%, 10/20/2036	2,406,796
2,884,437	Pool A09713, 3.000%, 4/20/2037	2,794,190
2,700,622	Pool AY5131, 3.000%, 6/20/2037	2,616,120
475,898	Pool G24828, 4.500%, 10/20/2040	490,385
426,842	Pool 589693, 4.500%, 7/15/2029	445,130
363,550	Pool 781952, 6.000%, 7/15/2035	397,240
		9,149,861
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $27,330,178)		26,448,749

U.S. TREASURY BONDS-4.3%
	U.S. Treasury Bond-4.3%
8,000,000	7.625%, 2/15/2025	10,142,031

TOTAL U.S. TREASURY BONDS
(Cost $10,801,957)		10,142,031

TAXABLE MUNICIPAL BONDS-20.1%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	516,060

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,048,510

	California-1.1%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	647,600
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,158,330

Shares/Principal Amount		Value
$725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	$737,086
		2,543,016
	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,053,050
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,090,340
		2,143,390
	Georgia-0.3%
705,000	Atlanta, Georgia, Independent School System Qualified School Construction Bonds, 5.657%, 3/1/2027	802,748

	Idaho-0.4%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	958,540

	Indiana-0.5%
770,000	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds, 3.100%, 1/15/2023	754,523
500,000	Indiana Finance Authority, Revenue Bonds, Series A, 3.166%, 7/1/2030	465,845
		1,220,368
	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	459,423
380,000	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds, 5.500%, 9/1/2023	390,583
		850,006
	Kentucky-0.8%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,607,159
315,000	City of Owensboro, General Obligation Bonds, 5.250%, 12/1/2025	326,712
		1,933,871

Shares/Principal Amount		Value
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
$515,000	Series A, 5.350%, 12/1/2027	$562,195
300,000	Series A, 5.700%, 12/1/2030	331,533
500,000	Series A, 5.750%, 12/1/2033	552,725
		1,446,453
	Maryland-0.2%
465,000	Baltimore, Maryland, General Obligation Unlimited Bonds, Series C, 3.509%, 10/15/2034	434,742

	Michigan-0.6%
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	571,114
1,000,000	Michigan Strategic Fund, Revenue Bonds, 2.522%, 10/15/2023	947,860
		1,518,974
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	509,270

	Mississippi-0.1%
180,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	182,864

	New York-1.1%
500,000	New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, 4.000%, 8/1/2033	493,000
1,000,000	New York City, New York, Housing Development Corp. Revenue Bonds, Series D, 4.253%, 11/1/2035	997,120
500,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-5, 3.580%, 8/1/2032	474,270
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	527,345
		2,491,735
	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	992,164

Shares/Principal Amount		Value
	Ohio-4.5%
$1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	$1,287,425
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,023,330
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	535,560
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	545,560
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,061,716
1,510,000	Licking Heights, Ohio, Local School District General Obligation Unlimited Bonds, 3.300%, 12/1/2026	1,478,275
1,040,000	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds, 6.650%, 12/1/2030	1,065,927
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,065,440
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	541,455
875,000	University of Akron, Ohio Revenue Bonds, Series B, 4.299%, 1/1/2033	878,167
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	928,998
		10,411,853
	Oregon-0.9%
500,000	Troutdale, Oregon General Obligation Limited Bonds, 3.350%, 6/1/2026	490,335
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	813,563
700,000	5.701%, 10/1/2030	800,527
		2,104,425
	Pennsylvania-2.8%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,122,665

Shares/Principal Amount		Value
	County of Clinton, Pennsylvania, General Obligation Unlimited Bonds:
$340,000	3.580%, 12/1/2027	$335,825
370,000	3.780%, 12/1/2029	364,613
285,000	3.880%, 12/1/2030	280,676
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,030,700
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	946,060
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	300,012
2,000,000	State Public School Building Authority, Pennsylvania Qualified School Construction Revenue Bonds, Series C, 5.088%, 9/15/2029	2,138,060
		6,518,611
	South Carolina-0.2%
415,000	Greer Trust, South Carolina, Important Projects Revenue Bonds, Series A, 3.722%, 12/1/2031	394,864

	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	1,085,420

	Texas-2.4%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	539,265
500,000	City of El Paso, Texas, General Obligation Bonds, 4.944%, 8/15/2033	532,335
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	529,310
1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	1,127,400
545,000	Texas State A & M University Revenue Bonds, Series C, 4.772%, 5/15/2033	574,424
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,275,074
		5,577,808

Shares/Principal Amount		Value
	Utah-0.1%
$250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	$238,360

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	196,286
345,000	Series D, 5.000%, 6/1/2028	325,977
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	238,967
		761,230
	Wisconsin-0.2%
430,000	Stanley, Wisconsin, Water & Sewer System Revenue Bonds, Series A, 3.570%, 5/1/2031	407,300

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $47,599,514)		47,092,582

NON-TAXABLE MUNICIPAL BONDS-0.1%
	West Virginia-0.1%
140,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.250%, 10/1/2028	140,836

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $144,237)		140,836

SHORT TERM INVESTMENTS-1.4%
	Mutual Funds-1.4%
3,216,497	Federated Government Obligations Fund 7-Day Yield 1.939% (at net asset value)	3,216,497

TOTAL SHORT TERM INVESTMENTS
(Cost $3,216,497)		3,216,497

TOTAL INVESTMENTS-99.8%
(Cost $242,294,766)		233,285,866
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		440,954
NET ASSETS-100.0%		$233,726,820

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2018 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-98.9%
	Alabama-0.8%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$980,081

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	536,970

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,244,980

	West Virginia-96.5%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,191,048
400,000	4.000%, 5/1/2024	411,940
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	293,016
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	198,976
100,000	Series B, 2.600%, 12/1/2023	99,615
100,000	Series B, 2.800%, 12/1/2024	99,605
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	366,522
450,000	Series C, 3.400%, 12/1/2034	436,338
345,000	Series D, 3.000%, 12/1/2024	350,834
585,000	Series D, 3.000%, 12/1/2025	591,394
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	410,088
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	313,610
950,000	5.000%, 6/1/2028	1,079,191
655,000	5.000%, 6/1/2029	739,285
1,045,000	Series A, 3.500%, 10/1/2023	1,045,000
1,100,000	Series A, 3.650%, 10/1/2024	1,100,000

Shares/Principal Amount		Value
$620,000	Series A, 5.300%, 3/1/2029	$621,389
285,000	Series C, 3.500%, 10/1/2025	286,445
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,153,619
1,100,000	3.000%, 6/1/2026	1,115,950
965,000	3.000%, 6/1/2027	971,369
100,000	3.000%, 6/1/2030	97,777
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	200,846
205,000	3.750%, 6/1/2025	211,398
215,000	3.850%, 6/1/2026	221,867
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	264,102
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	597,434
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	187,048
190,000	Series A, 3.000%, 3/1/2026	191,130
620,000	Series A, 4.000%, 3/1/2029	650,820
405,000	Series A, 3.500%, 12/1/2030	410,079
260,000	Series B, 3.000%, 10/1/2028	260,666
310,000	Series B, 4.000%, 6/1/2031	322,447
135,000	Series E, 3.000%, 6/1/2023	132,628
135,000	Series E, 3.300%, 6/1/2025	132,380
125,000	Series E, 3.400%, 6/1/2026	121,942
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	325,147
275,000	4.000%, 7/1/2032	287,287
	City of Clarksburg, West Virginia, Water Revenue Bonds:
600,000	Series A, 2.200%, 9/1/2019	596,070
170,000	Series E, 3.000%, 6/1/2020	169,805
180,000	Series E, 3.000%, 6/1/2022	177,962
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	520,525
500,000	4.000%, 7/1/2024	507,145
605,000	3.000%, 7/1/2025	605,430
575,000	3.100%, 7/1/2026	575,322
1,000,000	3.150%, 7/1/2027	995,420
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	299,781
300,000	3.000%, 11/1/2028	294,099

Shares/Principal Amount		Value
$175,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	$175,105
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	250,137
490,000	Series A, 3.500%, 9/1/2027, (AGM)	490,446
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	229,233
600,000	Series B, 4.000%, 12/1/2027	613,770
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	521,375
535,000	Series A, 3.000%, 6/1/2029	534,503
555,000	Series A, 3.000%, 6/1/2030	549,050
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	105,228
225,000	Series C, 3.400%, 11/1/2031	216,236
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	372,712
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	773,336
765,000	Series A, 5.000%, 6/1/2024	853,832
1,400,000	Series B, 3.000%, 6/1/2024	1,407,462
1,000,000	Series B, 3.100%, 6/1/2025	1,006,090
1,510,000	Fayette County, West Virginia Board of Education Pass Through Certificates Revenue Bonds, 3.250%, 10/1/2033(1)	1,462,812
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	331,932
380,000	Series A, 3.000%, 1/1/2031	346,241
1,660,000	Series A, 4.250%, 1/1/2035	1,699,906
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
80,000	Series A, 3.000%, 6/1/2020	80,006
135,000	Series A, 3.250%, 6/1/2023	134,707
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	310,809
250,000	Series A, 4.000%, 2/1/2023	259,065

Shares/Principal Amount		Value
$450,000	Series A, 3.000%, 2/1/2025	$454,747
750,000	Series A, 3.125%, 2/1/2026	758,153
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,365,779
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	202,090
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	989,590
1,000,000	Series A, 4.000%, 12/1/2029	1,053,370
1,210,000	Series A, 4.000%, 12/1/2030	1,267,487
1,000,000	Series A, 4.000%, 12/1/2031	1,040,250
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,802,368
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	623,112
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,603,664
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	262,310
1,310,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,358,208
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	677,774
1,220,000	3.000%, 6/1/2023	1,256,990
795,000	3.000%, 6/1/2026	807,013
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,226,680
2,505,000	Series C, 5.375%, 7/1/2021	2,694,278
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	581,520
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	666,797

Shares/Principal Amount		Value
$1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	$1,815,817
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	534,940
1,000,000	4.000%, 6/1/2023	1,041,020
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,310,157
755,000	Series B, 3.500%, 11/1/2026	773,769
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	921,693
860,000	4.750%, 6/1/2022	861,642
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,686,316
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,658,194
315,000	Series A, 3.375%, 6/1/2029	312,064
365,000	Series B, 3.375%, 10/1/2023	374,169
390,000	Series B, 3.500%, 10/1/2024	399,606
415,000	Series B, 3.625%, 10/1/2025	425,499
435,000	Series B, 3.750%, 10/1/2026	446,802
545,000	Series C, 3.000%, 6/1/2023	556,434
310,000	Series C, 3.500%, 6/1/2030	308,518
515,000	Series D, 5.000%, 6/1/2025	587,455
600,000	Series D, 3.250%, 6/1/2028	595,062
330,000	Series D, 3.375%, 6/1/2029	326,924
355,000	Series D, 3.500%, 6/1/2030	353,303
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	500,950
550,000	2.500%, 12/15/2022	550,116
200,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	200,568
	West Virginia Economic Development Authority Lottery Revenue Bonds:
1,000,000	Series A, 3.750%, 6/15/2023	1,028,280
305,000	Series A, 5.000%, 6/15/2028	320,235
1,000,000	Series A, 5.000%, 7/1/2032	1,142,900
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,562,955

Shares/Principal Amount		Value
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
$1,730,000	5.000%, 7/1/2034	$1,954,606
10,000	Series A, 3.750%, 4/1/2019	10,092
225,000	Series A, 3.750%, 4/1/2019	227,050
10,000	Series A, 4.000%, 4/1/2020	10,302
395,000	Series A, 4.000%, 4/1/2020	406,479
485,000	Series A, 5.000%, 4/1/2026	506,796
360,000	Series B, 3.200%, 4/1/2024	366,692
375,000	Series B, 3.375%, 4/1/2025	383,644
385,000	Series B, 3.500%, 4/1/2026	394,436
400,000	Series B, 3.600%, 4/1/2027	409,384
290,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	290,809
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,035,360
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	583,163
	West Virginia Housing Development Fund Revenue Bonds:
325,000	Series A, 3.600%, 5/1/2022	333,664
1,340,000	Series A, 3.200%, 11/1/2023	1,361,601
90,000	Series A, 3.800%, 11/1/2024	92,088
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	508,520
700,000	Series A, 3.125%, 7/1/2026	713,020
370,000	Series B, 4.000%, 7/1/2023	380,959
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	568,235
515,000	Series A, 5.000%, 7/1/2026	574,477
535,000	Series A, 5.000%, 7/1/2027	595,006
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	293,808
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	475,730
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	507,240
760,000	West Virginia State Housing Development Bonds, Series B, 3.800%, 11/1/2035	770,245

Shares/Principal Amount		Value
$500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	$490,750
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	324,079
340,000	Series A, 2.550%, 10/1/2021	318,247
1,150,000	Series A, 5.250%, 4/1/2028	1,311,575
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	547,870
345,000	Series B, 5.000%, 10/1/2025	371,310
750,000	Series B, 4.125%, 10/1/2031	775,102
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	552,660
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,935,496
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	478,074
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	265,858
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,477,905
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	614,704
600,000	Series A-II, 3.250%, 11/1/2025	610,416
550,000	Series A-II, 5.000%, 11/1/2025	631,785
650,000	Series A-II, 5.000%, 11/1/2026	753,779
800,000	Series A-II, 3.000%, 11/1/2027	807,440
300,000	Series A-II, 3.125%, 11/1/2028	297,303
725,000	Series B-II, 4.000%, 11/1/2025	768,087
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	288,408
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds,, 5.000%, 6/1/2033	579,240

Shares/Principal Amount		Value
$1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	$984,690
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	887,916
		111,069,452
TOTAL MUNICIPAL BONDS
(Cost $113,374,205)		113,831,483

SHORT TERM INVESTMENTS-0.0%
	Mutual Funds-0.0%
28,618	Federated Government Obligations Fund 7-Day Yield 1.939% (at net asset value)	28,618

TOTAL SHORT TERM INVESTMENTS
(Cost $28,618)		28,618

TOTAL INVESTMENTS-98.9%
(Cost $113,402,823)		113,860,101
OTHER ASSETS AND LIABILITIES-NET(2)-1.1%		1,253,370
NET ASSETS-100.0%		$115,113,471

(1)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $1,462,812 or 1.27% of net assets.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

September 30, 2018 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-93.4%
ALTERNATIVES-0.6%
5,881	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	$238,122
TOTAL ALTERNATIVES		238,122

BROAD DOMESTIC FIXED INCOME-25.5%
44,933	Invesco Variable Rate Preferred ETF	1,118,382
17,459	iShares® Core U.S. Aggregate Bond ETF	1,842,274
98,549	iShares® Floating Rate Bond ETF	5,027,970
32,730	Vanguard® Short-Term Inflation-Protected Securities ETF	1,583,150

TOTAL BROAD DOMESTIC FIXED INCOME		9,571,776

COMMODITIES-1.4%
32,299	iShares Gold Trust(1)	369,177
1,392	SPDR® Gold Shares(1)	156,962

TOTAL COMMODITIES		526,139

INTERNATIONAL (EX. U.S.) EQUITY-15.7%
31,031	iShares® Edge MSCI USA Quality Factor ETF	2,804,271
5,636	iShares® MSCI EAFE ETF	383,192
5,071	iShares® MSCI Emerging Markets ETF	217,647
48,130	Vanguard FTSE All-World ex-US ETF	2,505,167

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		5,910,277

U.S. BROAD DIVERSIFIED EQUITY-12.5%
12,850	SPDR® S&P 500® ETF Trust	3,735,752
31,409	Wisdomtree® Cboe S&P 500® Putwrite Strategy Fund	962,372

TOTAL U.S. BROAD DIVERSIFIED EQUITY		4,698,124

U.S. SECTOR FOCUSED EQUITY-23.9%
30,640	Consumer Staples Select Sector SPDR Fund	1,652,415
8,588	Energy Select Sector SPDR® Fund	650,455
26,317	Financial Select Sector SPDR® Fund	725,823
18,436	Health Care Select Sector SPDR® Fund	1,754,185
18,773	Industrial Select Sector SPDR® Fund	1,471,803
3,066	iShares® U.S. Medical Devices ETF	697,454
3,350	iShares® U.S. Pharmaceuticals ETF	562,296
24,406	SPDR® S&P® Regional Banking ETF	1,450,205

Shares/Principal Amount		Value

TOTAL U.S. SECTOR FOCUSED EQUITY		$8,964,636

U.S. SMALL AND MID CAP EQUITY-4.0%
8,888	iShares® Russell 2000®ETF	1,498,072

TOTAL U.S. SMALL AND MID CAP EQUITY		1,498,072

U.S. VALUE COMPANY FOCUSED EQUITY-9.8%
46,169	Vanguard®Mega Cap Value ETF	3,695,367

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		3,695,367

TOTAL EXCHANGE TRADED FUNDS
(Cost $33,609,803)		35,102,513

SHORT TERM INVESTMENTS-10.2%
	Mutual Funds-10.2%
3,851,254	Federated Government Obligations Fund 7-Day Yield 1.939% (at net asset value)	3,851,254

TOTAL SHORT TERM INVESTMENTS
(Cost $3,851,254)		3,851,254

TOTAL INVESTMENTS-103.6%
(Cost $37,461,057)		38,953,767
OTHER ASSETS AND LIABILITIES-NET(2)-(3.6)%		(1,356,291)
NET ASSETS-100.0%		$37,597,476

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2018 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2018, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$104,053,433	$–	$–	$104,053,433
Exchange Traded Funds	1,327,967	–	–	1,327,967
Short Term Investments	265,791	–	–	265,791
Total	$105,647,191	$–	$–	$105,647,191

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$328,778,944	$–	$–	$328,778,944
Exchange Traded Funds	6,991,335	–	–	6,991,335
Short Term Investments	20,015,696	–	–	20,015,696
Total	$355,785,975	$–	$–	$355,785,975

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$73,810,029	$–	$–	$73,810,029
Corporate Bonds	–	17,655,136	–	17,655,136
U.S. Government Agency - Collateralized Mortgage Obligations	–	6,661,940	–	6,661,940
U.S. Government Agency - Mortgage Backed Securities	–	6,029,760	–	6,029,760
U.S. Government Agency Securities	–	3,356,508	–	3,356,508
Taxable Municipal Bonds	–	4,924,396	–	4,924,396
Short Term Investments	1,790,722	–	–	1,790,722
Total	$75,600,751	$38,627,740	$–	$114,228,491

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$146,245,171	$–	$146,245,171
U.S. Government Agency - Mortgage Backed Securities	–	26,448,749	–	26,448,749
U.S. Treasury Bonds	–	10,142,031	–	10,142,031
Taxable Municipal Bonds	–	47,092,582	–	47,092,582
Non-Taxable Municipal Bonds	–	140,836	–	140,836
Short Term Investments	3,216,497	–	–	3,216,497
Total	$3,216,497	$230,069,369	$–	$233,285,866

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$113,831,483	$–	$113,831,483
Short Term Investments	28,618	–	–	28,618
Total	$28,618	$113,831,483	$–	$113,860,101

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$35,102,513	$–	$–	$35,102,513
Short Term Investments	3,851,254	–	–	3,851,254
Total	$38,953,767	$–	$–	$38,953,767

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2018. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2018, 22% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 26, 2018

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 26, 2018